Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Aaccounts payable due to related parties	$ 348,942		$ 149,067	$ 92,744
CEO [Member]
Related Party Transaction [Line Items]
Compensation amount received related to related party transaction	148,750	$ 68,750	456,459	452,400
Neuro Rx [Member] | Chief Executive Officer Son [Member]
Related Party Transaction [Line Items]
Payment to related party	1,495	0
Neuro Rx [Member] | Chief Executive Officer and Chairman of Board [Member]
Related Party Transaction [Line Items]
Payment to related party	140,821	0	271,082	0
Neuro Rx [Member] | Chief Commercial Officer [Member]
Related Party Transaction [Line Items]
Payment to related party	18,640	22,165	85,915	48,000
Neuro Rx [Member] | CEO [Member]
Related Party Transaction [Line Items]
Payment to related party			11,650	0
Neuro Rx [Member] | Glytech Agreement [Member]
Related Party Transaction [Line Items]
Continuing technology support services and reimbursed expenses	$ 0	$ 82,569	$ 272,929	$ 464,720
Related party transaction description	The Excluded Technology will transfer to the Company for no additional consideration if the value of NeuroRx equity held by Glytech exceeds $50,000,000 at any time prior to August 6, 2022. After August 6, 2022, the additional IP will transfer to the Company at no cost.		The Excluded Technology will transfer to the Company for no additional consideration if the value of NeuroRx equity held by Glytech exceeds $50,000,000 at any time prior to August 6, 2022. After August 6, 2022, the additional IP will transfer to the Company at no cost.